Distribution Date:	04/17/24	CSAIL 2015-C4 Commercial Mortgage Trust
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	joe.speziale@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Attention: Alan Williams		keybank_notices@keybank.com
Mortgage Loan Detail (Part 1)	13-15		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Controlling Class	Davidson Kempner Capital Management LP
Interest Shortfall Detail - Collateral Level	28	Representative
			Structured Products Group	(212) 446-4000	CSAIL2015C4@dkp.com
Supplemental Notes	29
			520 Madison Avenue, 30th Floor | New York, NY 10022 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635RAU2	2.010200%	39,813,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635RAV0	3.156700%	25,460,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635RAW8	3.543800%	180,000,000.00	174,364,297.66	0.00	514,926.83	0.00	0.00	514,926.83	174,364,297.66	33.93%	30.00%
A-4	12635RAX6	3.807900%	341,013,000.00	341,013,000.00	0.00	1,082,119.50	0.00	0.00	1,082,119.50	341,013,000.00	33.93%	30.00%
A-SB	12635RAY4	3.616700%	71,461,000.00	20,412,165.94	1,247,252.56	61,520.57	0.00	0.00	1,308,773.13	19,164,913.38	33.93%	30.00%
A-S	12635RBB3	4.174200%	56,379,000.00	56,379,000.00	0.00	196,114.35	0.00	0.00	196,114.35	56,379,000.00	26.96%	24.00%
B	12635RBC1	4.456225%	61,076,000.00	61,076,000.00	0.00	226,806.98	0.00	0.00	226,806.98	61,076,000.00	19.41%	17.50%
C	12635RBD9	4.706225%	39,935,000.00	39,935,000.00	0.00	156,619.23	0.00	0.00	156,619.23	39,935,000.00	14.48%	13.25%
D	12635RBE7	3.706225%	27,015,000.00	27,015,000.00	0.00	83,436.38	0.00	0.00	83,436.38	27,015,000.00	11.14%	10.38%
E	12635RBF4	3.706225%	22,316,000.00	22,316,000.00	0.00	68,923.42	0.00	0.00	68,923.42	22,316,000.00	8.38%	8.00%
F	12635RAL2	3.500000%	22,317,000.00	22,317,000.00	0.00	65,091.25	0.00	0.00	65,091.25	22,317,000.00	5.62%	5.63%
G	12635RAN8	3.500000%	9,396,000.00	9,396,000.00	0.00	27,405.00	0.00	0.00	27,405.00	9,396,000.00	4.46%	4.63%
NR*	12635RAQ1	3.500000%	43,458,786.00	36,068,155.51	0.00	103,530.88	0.00	0.00	103,530.88	36,068,155.51	0.00%	0.00%
R	12635RAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,639,786.00	810,291,619.11	1,247,252.56	2,586,494.39	0.00	0.00	3,833,746.95	809,044,366.55

X-A	12635RAZ1	0.947805%	714,126,000.00	592,168,463.60	0.00	467,716.88	0.00	0.00	467,716.88	590,921,211.04
X-B	12635RBA5	0.250000%	61,076,000.00	61,076,000.00	0.00	12,724.17	0.00	0.00	12,724.17	61,076,000.00
X-D	12635RAA6	1.000000%	49,331,000.00	49,331,000.00	0.00	41,109.17	0.00	0.00	41,109.17	49,331,000.00
X-F	12635RAE8	1.206225%	22,317,000.00	22,317,000.00	0.00	22,432.76	0.00	0.00	22,432.76	22,317,000.00
X-G	12635RAG3	1.206225%	9,396,000.00	9,396,000.00	0.00	9,444.74	0.00	0.00	9,444.74	9,396,000.00
X-NR	12635RAJ7	1.206225%	43,458,786.00	36,068,155.51	0.00	36,255.25	0.00	0.00	36,255.25	36,068,155.51
Notional SubTotal			899,704,786.00	770,356,619.11	0.00	589,682.97	0.00	0.00	589,682.97	769,109,366.55

Deal Distribution Total					1,247,252.56	3,176,177.36	0.00	0.00	4,423,429.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635RAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635RAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635RAW8	968.69054256	0.00000000	2.86070461	0.00000000	0.00000000	0.00000000	0.00000000	2.86070461	968.69054256
A-4	12635RAX6	1,000.00000000	0.00000000	3.17324999	0.00000000	0.00000000	0.00000000	0.00000000	3.17324999	1,000.00000000
A-SB	12635RAY4	285.64064231	17.45361190	0.86089713	0.00000000	0.00000000	0.00000000	0.00000000	18.31450903	268.18703041
A-S	12635RBB3	1,000.00000000	0.00000000	3.47849997	0.00000000	0.00000000	0.00000000	0.00000000	3.47849997	1,000.00000000
B	12635RBC1	1,000.00000000	0.00000000	3.71352053	0.00000000	0.00000000	0.00000000	0.00000000	3.71352053	1,000.00000000
C	12635RBD9	1,000.00000000	0.00000000	3.92185376	0.00000000	0.00000000	0.00000000	0.00000000	3.92185376	1,000.00000000
D	12635RBE7	1,000.00000000	0.00000000	3.08852045	0.00000000	0.00000000	0.00000000	0.00000000	3.08852045	1,000.00000000
E	12635RBF4	1,000.00000000	0.00000000	3.08852034	0.00000000	0.00000000	0.00000000	0.00000000	3.08852034	1,000.00000000
F	12635RAL2	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
G	12635RAN8	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
NR	12635RAQ1	829.93932481	0.00000000	2.38227731	0.03837912	11.81574883	0.00000000	0.00000000	2.38227731	829.93932481
R	12635RAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635RAZ1	829.22126291	0.00000000	0.65495008	0.00000000	0.00000000	0.00000000	0.00000000	0.65495008	827.47471880
X-B	12635RBA5	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635RAA6	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-F	12635RAE8	1,000.00000000	0.00000000	1.00518708	0.00000000	0.00000000	0.00000000	0.00000000	1.00518708	1,000.00000000
X-G	12635RAG3	1,000.00000000	0.00000000	1.00518731	0.00000000	0.00000000	0.00000000	0.00000000	1.00518731	1,000.00000000
X-NR	12635RAJ7	829.93932481	0.00000000	0.83424443	0.00000000	0.00000000	0.00000000	0.00000000	0.83424443	829.93932481

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/24 - 03/30/24	30	0.00	514,926.83	0.00	514,926.83	0.00	0.00	0.00	514,926.83	0.00
A-4	03/01/24 - 03/30/24	30	0.00	1,082,119.50	0.00	1,082,119.50	0.00	0.00	0.00	1,082,119.50	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	61,520.57	0.00	61,520.57	0.00	0.00	0.00	61,520.57	0.00
X-A	03/01/24 - 03/30/24	30	0.00	467,716.88	0.00	467,716.88	0.00	0.00	0.00	467,716.88	0.00
X-B	03/01/24 - 03/30/24	30	0.00	12,724.17	0.00	12,724.17	0.00	0.00	0.00	12,724.17	0.00
X-D	03/01/24 - 03/30/24	30	0.00	41,109.17	0.00	41,109.17	0.00	0.00	0.00	41,109.17	0.00
X-F	03/01/24 - 03/30/24	30	0.00	22,432.76	0.00	22,432.76	0.00	0.00	0.00	22,432.76	0.00
X-G	03/01/24 - 03/30/24	30	0.00	9,444.74	0.00	9,444.74	0.00	0.00	0.00	9,444.74	0.00
X-NR	03/01/24 - 03/30/24	30	0.00	36,255.25	0.00	36,255.25	0.00	0.00	0.00	36,255.25	0.00
A-S	03/01/24 - 03/30/24	30	0.00	196,114.35	0.00	196,114.35	0.00	0.00	0.00	196,114.35	0.00
B	03/01/24 - 03/30/24	30	0.00	226,806.98	0.00	226,806.98	0.00	0.00	0.00	226,806.98	0.00
C	03/01/24 - 03/30/24	30	0.00	156,619.23	0.00	156,619.23	0.00	0.00	0.00	156,619.23	0.00
D	03/01/24 - 03/30/24	30	0.00	83,436.38	0.00	83,436.38	0.00	0.00	0.00	83,436.38	0.00
E	03/01/24 - 03/30/24	30	0.00	68,923.42	0.00	68,923.42	0.00	0.00	0.00	68,923.42	0.00
F	03/01/24 - 03/30/24	30	0.00	65,091.25	0.00	65,091.25	0.00	0.00	0.00	65,091.25	0.00
G	03/01/24 - 03/30/24	30	0.00	27,405.00	0.00	27,405.00	0.00	0.00	0.00	27,405.00	0.00
NR	03/01/24 - 03/30/24	30	510,341.69	105,198.79	0.00	105,198.79	1,667.91	0.00	0.00	103,530.88	513,498.10
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			510,341.69	3,177,845.27	0.00	3,177,845.27	1,667.91	0.00	0.00	3,176,177.36	513,498.10

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,423,429.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,193,877.72	Master Servicing Fee	10,694.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,557.86
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.88
ARD Interest	0.00	Operating Advisor Fee	1,221.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,193,877.72	Total Fees	16,032.47

Principal		Expenses/Reimbursements
Scheduled Principal	1,247,252.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,667.91
Total Principal Collected	1,247,252.56	Total Expenses/Reimbursements	1,667.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,176,177.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,247,252.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,423,429.92
Total Funds Collected	4,441,130.28	Total Funds Distributed	4,441,130.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	810,291,619.11	810,291,619.11	Beginning Certificate Balance	810,291,619.11
(-) Scheduled Principal Collections	1,247,252.56	1,247,252.56	(-) Principal Distributions	1,247,252.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	809,044,366.55	809,044,366.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	810,291,622.89	810,291,622.89	Ending Certificate Balance	809,044,366.55
Ending Actual Collateral Balance	809,056,238.15	809,056,238.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	26	199,697,328.07	24.68%	17	4.6793	NAP	Defeased	26	199,697,328.07	24.68%	17	4.6793	NAP
4,999,999 or less	20	54,161,153.83	6.69%	18	4.9043	1.683273	1.25 or less	4	37,614,074.49	4.65%	17	4.7890	0.873720
5,000,000 to 9,999,999	17	123,642,341.55	15.28%	17	4.6955	1.960229	1.26 to 1.50	17	158,347,367.51	19.57%	18	4.7685	1.372893
10,000,000 to 19,999,999	14	195,038,001.96	24.11%	18	4.7152	1.484309	1.51 to 1.75	13	135,998,764.02	16.81%	18	4.7948	1.631753
20,000,000 to 24,999,999	1	23,715,048.98	2.93%	18	5.1000	1.432800	1.76 to 2.00	13	82,866,725.91	10.24%	18	4.7626	1.863229
25,000,000 to 49,999,999	4	145,290,492.16	17.96%	16	4.3184	3.348568	2.01 to 2.25	2	12,859,438.37	1.59%	17	4.5461	2.112156
50,000,000 or greater	1	67,500,000.00	8.34%	14	3.7700	5.619200	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	83	809,044,366.55	100.00%	17	4.5771	2.237309	2.51 to 2.75	1	3,556,301.21	0.44%	18	4.6500	2.615700
							2.76 or greater	7	178,104,366.97	22.01%	15	3.9962	4.827418
							Totals	83	809,044,366.55	100.00%	17	4.5771	2.237309
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	32	199,697,328.07	24.68%	17	4.6793	NAP	Totals	97	809,044,366.55	100.00%	17	4.5771	2.237309
Arizona	2	50,450,145.87	6.24%	15	4.3188	4.779696
									Property Type³
California	4	24,327,608.84	3.01%	18	4.9192	1.444718
Colorado	3	37,027,467.05	4.58%	17	4.6592	1.254388		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	34,199,591.91	4.23%	18	4.8190	1.647027		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	8,085,894.95	1.00%	17	5.0269	1.771824	Defeased	32	199,697,328.07	24.68%	17	4.6793	NAP
Hawaii	2	112,500,000.00	13.91%	14	3.7700	4.911520	Industrial	5	33,273,308.14	4.11%	18	4.6598	1.808591
Illinois	1	11,339,756.71	1.40%	19	4.8100	1.827100	Lodging	7	187,475,475.12	23.17%	15	4.0914	4.395228
Indiana	1	18,194,873.89	2.25%	18	4.7970	1.269100	Mixed Use	1	15,000,000.00	1.85%	19	4.4000	1.909600
Kansas	1	5,659,115.57	0.70%	17	4.6000	1.281100	Mobile Home Park	2	2,222,942.82	0.27%	19	5.5000	1.937600
Maryland	6	12,159,786.97	1.50%	16	4.7252	2.144709	Multi-Family	6	45,933,287.56	5.68%	17	4.9987	1.605906
Michigan	3	8,078,841.52	1.00%	16	4.7259	1.540179	Office	7	61,516,189.65	7.60%	18	4.7696	1.599240
Missouri	1	2,558,691.47	0.32%	17	4.9900	1.927300	Retail	31	254,909,526.39	31.51%	18	4.7277	1.596269
Nevada	3	36,124,413.59	4.47%	17	4.6843	1.465127	Self Storage	6	9,016,308.80	1.11%	16	4.4600	2.955500
New York	2	30,180,569.03	3.73%	19	4.7681	1.415635	Totals	97	809,044,366.55	100.00%	17	4.5771	2.237309
North Carolina	7	63,510,327.10	7.85%	17	4.9929	1.738100
North Dakota	1	1,414,599.98	0.17%	19	5.5000	1.937600
Ohio	3	17,530,543.63	2.17%	18	4.5164	1.506940
Oregon	1	5,958,438.09	0.74%	17	4.7900	1.912600
Pennsylvania	2	9,156,695.90	1.13%	18	4.8074	1.579013
Texas	7	52,019,773.39	6.43%	18	4.6926	2.045829
Utah	1	7,935,224.95	0.98%	19	4.6600	1.788600
Virginia	2	37,715,927.19	4.66%	19	4.7021	1.725288
Washington	4	12,541,783.35	1.55%	18	4.6597	1.625287
Wisconsin	1	10,676,967.53	1.32%	16	4.3220	1.428800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	26	199,697,328.07	24.68%	17	4.6793	NAP	Defeased	26	199,697,328.07	24.68%	17	4.6793	NAP
	4.0000% or less	2	112,500,000.00	13.91%	14	3.7700	4.911520	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	6	98,324,740.29	12.15%	16	4.3376	3.504155	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	20	167,566,322.55	20.71%	18	4.6640	1.658438	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	21	179,284,016.66	22.16%	18	4.8568	1.445040	49 months or greater	57	609,347,038.48	75.32%	17	4.5437	2.499104
	5.0001% or greater	8	51,671,958.98	6.39%	18	5.1435	1.717755	Totals	83	809,044,366.55	100.00%	17	4.5771	2.237309
	Totals	83	809,044,366.55	100.00%	17	4.5771	2.237309
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	26	199,697,328.07	24.68%	17	4.6793	NAP	Defeased	26	199,697,328.07	24.68%	17	4.6793	NAP
	60 months or less	57	609,347,038.48	75.32%	17	4.5437	2.499104	Interest Only	5	147,200,000.00	18.19%	15	3.9508	4.204794
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	52	462,147,038.48	57.12%	17	4.7325	1.955820
	Totals	83	809,044,366.55	100.00%	17	4.5771	2.237309	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	83	809,044,366.55	100.00%	17	4.5771	2.237309
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	26	199,697,328.07	24.68%	17	4.6793	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	45,000,000.00	5.56%	14	3.7700	3.850000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	54	560,611,258.25	69.29%	17	4.6041	2.397408	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	2	3,735,780.23	0.46%	17	4.7982	1.487732
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	83	809,044,366.55	100.00%	17	4.5771	2.237309
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305000001	LO	Kohala Coast	HI	Actual/360	3.770%	219,131.25	0.00	0.00	N/A	06/06/25	--	67,500,000.00	67,500,000.00	04/06/24
1A	305001001	LO	Kohala Coast	HI	Actual/360	3.770%	146,087.50	0.00	0.00	N/A	06/06/25	--	45,000,000.00	45,000,000.00	04/06/24
2	305000002	LO	Phoenix	AZ	Actual/360	4.275%	152,526.77	57,229.97	0.00	N/A	07/06/25	--	41,435,969.40	41,378,739.43	04/06/24
3	305000003	RT	Woodbridge	VA	Actual/360	4.740%	129,026.14	51,515.87	0.00	N/A	11/01/25	--	31,611,140.89	31,559,625.02	04/01/24
4	623100252	OF	Melville	NY	Actual/360	4.800%	113,238.00	44,161.61	0.00	N/A	11/06/25	--	27,396,289.32	27,352,127.71	04/06/24
5	305000005	MF	Fayetteville	NC	Actual/360	5.100%	104,286.71	31,450.73	0.00	N/A	10/06/25	--	23,746,499.71	23,715,048.98	04/06/24
6	305000006	LO	Denver	CO	Actual/360	4.820%	81,360.91	56,435.31	0.00	N/A	08/06/25	--	19,602,413.28	19,545,977.97	04/06/24
7	305000007	MF	San Antonio	TX	Actual/360	4.361%	73,781.38	42,858.22	0.00	N/A	09/01/25	--	19,647,236.45	19,604,378.23	04/01/24
8	305000008	RT	Westfield	IN	Actual/360	4.797%	75,311.02	36,928.56	0.00	N/A	10/06/25	--	18,231,802.45	18,194,873.89	04/06/24
9	305000009	MF	Albuquerque	NM	Actual/360	4.454%	76,432.37	30,343.26	0.00	N/A	05/01/25	--	19,928,194.21	19,897,850.95	04/01/24
11	305000011	MF	Various	IL	Actual/360	5.100%	68,952.17	47,067.54	0.00	N/A	10/06/25	--	15,700,682.96	15,653,615.42	04/06/24
12	305000012	RT	West Hollywood	CA	Actual/360	4.890%	68,334.48	32,388.14	0.00	N/A	10/06/25	--	16,228,256.51	16,195,868.37	04/06/24
13	305000013	RT	Columbus	OH	Actual/360	4.380%	57,166.31	32,758.13	0.00	N/A	10/06/25	--	15,156,777.49	15,124,019.36	04/06/24
14	301880090	RT	Miami	FL	Actual/360	4.650%	68,070.83	0.00	0.00	N/A	10/06/25	--	17,000,000.00	17,000,000.00	04/06/24
15	305000015	IN	Bedford Heights	OH	Actual/360	4.600%	59,208.40	27,300.34	0.00	N/A	08/06/25	--	14,947,422.45	14,920,122.11	04/06/24
16	305000016	RT	Henderson	NV	Actual/360	4.740%	52,947.08	26,512.24	0.00	N/A	10/06/25	--	12,971,926.89	12,945,414.65	04/06/24
17	305000017	MU	Denver	CO	Actual/360	4.400%	56,833.33	0.00	0.00	N/A	11/06/25	--	15,000,000.00	15,000,000.00	04/06/24
18	305000018	RT	North Las Vegas	NV	Actual/360	4.670%	53,955.87	22,406.68	0.00	N/A	09/06/25	--	13,417,222.33	13,394,815.65	04/06/24
19	305000019	MF	Covington	GA	Actual/360	4.530%	46,830.46	20,668.85	0.00	N/A	08/06/25	--	12,005,246.19	11,984,577.34	04/06/24
20	625100196	RT	Goldsboro	NC	Actual/360	5.050%	51,591.32	18,593.28	0.00	N/A	09/05/25	--	11,863,861.20	11,845,267.92	04/05/24
21	305000021	MF	Austin	TX	Actual/360	4.910%	49,531.70	18,611.98	0.00	N/A	10/06/25	--	11,715,006.60	11,696,394.62	04/06/24
22	623100246	IN	Pasadena	TX	Actual/360	4.600%	45,890.93	19,471.23	0.00	N/A	10/06/25	--	11,585,368.06	11,565,896.83	04/06/24
23	305000023	RT	Arlington Heights	IL	Actual/360	4.810%	47,050.07	19,659.22	0.00	N/A	11/06/25	--	11,359,415.93	11,339,756.71	04/06/24
24	305000024	OF	Thousand Oaks	CA	Actual/360	4.840%	44,166.93	21,191.72	0.00	N/A	11/06/25	--	10,597,236.47	10,576,044.75	04/06/24
25	305000025	MF	Tulsa	OK	Actual/360	4.600%	45,948.26	16,978.84	0.00	N/A	10/06/25	--	11,599,840.41	11,582,861.57	04/06/24
26	305000026	RT	New Berlin	WI	Actual/360	4.322%	39,812.89	20,471.05	0.00	N/A	08/01/25	--	10,697,438.58	10,676,967.53	04/01/24
27	305000027	RT	Sarasota	FL	Actual/360	4.970%	47,030.41	17,168.35	0.00	N/A	11/05/25	--	10,989,126.34	10,971,957.99	04/05/24
28	305000028	OF	Greensboro	NC	Actual/360	4.940%	47,868.00	15,578.12	0.00	N/A	08/06/25	--	11,252,763.21	11,237,185.09	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	305000029	MF	San Antonio	TX	Actual/360	5.000%	43,061.51	19,746.62	0.00	N/A	09/06/25	--	10,001,382.35	9,981,635.73	04/06/24
30	305000030	RT	Las Vegas	NV	Actual/360	4.630%	39,074.72	16,484.67	0.00	N/A	09/01/25	--	9,800,667.96	9,784,183.29	04/01/24
31	625100185	RT	Thatcher	AZ	Actual/360	4.520%	35,368.93	15,672.44	0.00	N/A	08/05/25	--	9,087,078.88	9,071,406.44	04/05/24
32	625100184	SS	Various	Various	Actual/360	4.460%	34,688.10	15,743.04	0.00	N/A	08/05/25	--	9,032,051.84	9,016,308.80	04/05/24
33	305000033	RT	Richardson	TX	Actual/360	4.680%	36,636.85	14,977.43	0.00	N/A	11/01/25	--	9,091,030.83	9,076,053.40	04/01/24
34	305000034	MF	Lake Jackson	TX	Actual/360	4.790%	35,948.92	15,409.07	0.00	N/A	08/06/25	--	8,715,476.21	8,700,067.14	04/06/24
35	623100251	MH	Various	Various	Actual/360	4.630%	32,184.52	16,687.17	0.00	N/A	11/06/25	--	8,072,477.39	8,055,790.22	04/06/24
36	625100209	OF	St. George	UT	Actual/360	4.660%	31,907.94	16,360.16	0.00	N/A	11/05/25	--	7,951,585.11	7,935,224.95	04/05/24
37	305000037	IN	Plymouth Meeting	PA	Actual/360	4.810%	30,975.76	15,116.68	0.00	N/A	10/06/25	--	7,478,555.53	7,463,438.85	04/06/24
38	305000038	RT	Fort Worth	TX	Actual/360	4.800%	29,520.25	12,452.98	0.00	N/A	10/06/25	--	7,141,995.37	7,129,542.39	04/06/24
39	305000039	IN	Henderson	NV	Actual/360	4.950%	29,172.79	13,528.81	0.00	N/A	10/06/25	--	6,844,056.65	6,830,527.84	04/06/24
40	301880091	OF	Snoqualmie	WA	Actual/360	4.581%	26,498.08	14,166.92	0.00	N/A	09/06/25	--	6,717,303.12	6,703,136.20	04/06/24
41	625100186	RT	El Paso	TX	Actual/360	4.350%	26,744.48	11,089.22	0.00	N/A	08/05/25	--	7,139,794.39	7,128,705.17	04/05/24
42	305000042	MF	Houston	TX	Actual/360	4.300%	26,420.04	11,066.47	0.00	N/A	10/01/25	--	7,135,195.43	7,124,128.96	04/01/24
43	305000043	IN	Chantilly	VA	Actual/360	4.508%	23,948.83	13,073.91	0.00	N/A	10/01/25	--	6,169,376.08	6,156,302.17	04/01/24
44	305000044	MF	Salem	OR	Actual/360	4.790%	24,627.17	12,188.12	0.00	N/A	09/06/25	--	5,970,626.21	5,958,438.09	04/06/24
45	305000045	LO	Linthicum Heights	MD	Actual/360	5.000%	25,763.30	11,814.21	0.00	N/A	09/06/25	--	5,983,733.70	5,971,919.49	04/06/24
46	625100202	RT	Various	WA	Actual/360	4.750%	23,930.23	11,867.82	0.00	N/A	11/05/25	--	5,850,514.97	5,838,647.15	03/05/24
47	305000047	IN	Atlanta	GA	Actual/360	4.790%	22,292.43	16,918.37	0.00	N/A	09/06/25	--	5,404,588.66	5,387,670.29	04/06/24
49	305000049	RT	El Paso	TX	Actual/360	4.660%	24,494.80	10,093.03	0.00	N/A	11/05/25	--	6,104,200.32	6,094,107.29	04/05/24
50	305000050	LO	Henderson	NC	Actual/360	5.040%	23,397.76	10,576.18	0.00	N/A	09/06/25	--	5,391,189.75	5,380,613.57	04/06/24
51	305000051	RT	Roeland Park	KS	Actual/360	4.600%	22,454.36	9,585.91	0.00	N/A	09/06/25	--	5,668,701.48	5,659,115.57	04/06/24
52	301880097	OF	Maple Grove	MN	Actual/360	4.507%	19,883.91	10,795.72	0.00	N/A	11/06/25	--	5,123,361.84	5,112,566.12	04/06/24
53	305000053	LO	Brownsville	TX	Actual/360	5.250%	21,700.92	14,253.94	0.00	N/A	09/06/25	--	4,800,202.86	4,785,948.92	04/06/24
54	305000054	MF	Muscatine	IA	Actual/360	5.270%	23,089.06	9,674.77	0.00	N/A	08/06/25	--	5,087,874.92	5,078,200.15	04/06/24
57	625100207	RT	Killeen	TX	Actual/360	4.710%	18,029.09	7,283.81	0.00	N/A	11/05/25	--	4,445,223.68	4,437,939.87	04/05/24
58	625100199	RT	Charlotte	NC	Actual/360	4.780%	16,824.47	8,301.47	0.00	N/A	10/05/25	--	4,087,468.01	4,079,166.54	04/05/24
59	623100248	MH	Various	MI	Actual/360	4.800%	16,305.96	7,408.91	0.00	N/A	07/06/25	--	3,944,990.13	3,937,581.22	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	301880085	MH	Ruskin	FL	Actual/360	4.470%	16,294.70	6,426.00	0.00	N/A	05/06/25	--	4,233,304.72	4,226,878.72	04/06/24
61	301880072	OF	Mesa	AZ	Actual/360	4.581%	14,728.78	7,777.63	0.00	N/A	11/06/25	--	3,733,768.37	3,725,990.74	04/06/24
62	625100200	RT	Concord	NC	Actual/360	4.780%	15,247.17	7,523.22	0.00	N/A	10/05/25	--	3,704,267.01	3,696,743.79	04/05/24
63	301880062	MF	Columbus	OH	Actual/360	4.245%	13,760.39	7,380.44	0.00	N/A	03/06/25	--	3,764,384.17	3,757,003.73	04/06/24
64	305000064	MF	Delhi Township	MI	Actual/360	4.514%	14,434.15	6,881.58	0.00	N/A	08/01/25	--	3,713,389.85	3,706,508.27	04/01/24
65	301880094	OF	Greensboro	NC	Actual/360	4.650%	14,269.60	7,387.15	0.00	N/A	10/06/25	--	3,563,688.36	3,556,301.21	04/06/24
66	625100206	RT	Orange	CA	Actual/360	4.970%	15,360.33	6,039.26	0.00	N/A	11/05/25	--	3,589,095.02	3,583,055.76	04/05/24
67	625100192	SS	Tarzana	CA	Actual/360	4.780%	13,931.33	5,960.04	0.00	N/A	09/05/25	--	3,384,585.05	3,378,625.01	04/05/24
68	305000068	LO	Augusta	GA	Actual/360	5.500%	12,842.07	13,297.65	0.00	N/A	10/06/25	--	2,711,522.31	2,698,224.66	04/06/24
69	625100193	RT	Riverview	MI	Actual/360	4.720%	13,626.42	5,965.07	0.00	N/A	09/05/25	--	3,352,592.10	3,346,627.03	04/05/24
70	301880092	MH	Fountain	CO	Actual/360	4.634%	11,929.74	6,212.67	0.00	N/A	07/06/25	--	2,989,618.37	2,983,405.70	04/06/24
71	625100198	IN	Fort Myers	FL	Actual/360	5.210%	12,452.33	4,864.13	0.00	N/A	10/05/25	--	2,775,579.69	2,770,715.56	04/05/24
72	625100197	RT	Winter Park	FL	Actual/360	4.950%	10,341.24	7,400.02	0.00	N/A	10/05/25	--	2,426,097.24	2,418,697.22	04/05/24
74	623100242	RT	Excelsior Springs	MO	Actual/360	4.990%	11,016.34	5,069.98	0.00	N/A	09/06/25	--	2,563,761.45	2,558,691.47	04/06/24
75	305000075	OF	Ann Arbor	MI	Actual/360	4.730%	10,347.11	5,266.17	0.00	N/A	08/06/25	--	2,540,381.11	2,535,114.94	04/06/24
76	625100204	MF	Greeley	CO	Actual/360	4.960%	10,619.55	4,877.46	0.00	N/A	11/05/25	--	2,486,366.54	2,481,489.08	04/05/24
77	305000077	MH	Various	Various	Actual/360	5.500%	10,558.08	6,329.33	0.00	N/A	11/06/25	--	2,229,272.15	2,222,942.82	04/06/24
78	625100194	RT	Fontana	CA	Actual/360	5.270%	11,114.70	3,955.56	0.00	N/A	09/05/25	--	2,449,221.64	2,445,266.08	04/05/24
79	623100247	IN	Missouri City	TX	Actual/360	4.587%	10,664.78	0.00	0.00	N/A	10/06/25	--	2,700,000.00	2,700,000.00	04/06/24
80	305000080	OF	Bingham Farms	MI	Actual/360	4.730%	8,967.50	4,564.01	0.00	N/A	08/06/25	--	2,201,663.56	2,197,099.55	04/06/24
81	623100249	RT	Cocoa	FL	Actual/360	4.800%	8,468.71	6,357.59	0.00	N/A	10/06/25	--	2,048,880.77	2,042,523.18	04/06/24
82	625100201	RT	Clermont	FL	Actual/360	5.350%	8,178.35	8,807.72	0.00	N/A	10/05/25	--	1,775,221.24	1,766,413.52	04/05/24
83	305000083	MF	Ukiah	CA	Actual/360	4.650%	8,440.26	4,450.66	0.00	N/A	07/06/25	--	2,107,869.29	2,103,418.63	04/06/24
84	625100188	RT	Monroe	LA	Actual/360	4.980%	8,437.25	3,345.95	0.00	N/A	09/05/25	--	1,967,489.36	1,964,143.41	04/05/24
85	305000085	RT	Cincinnati	OH	Actual/360	5.310%	7,329.30	4,726.56	0.00	N/A	09/06/25	--	1,602,907.99	1,598,181.43	04/06/24
86	623100233	MF	Harrisburg	PA	Actual/360	4.796%	7,007.34	3,481.13	0.00	N/A	08/06/25	--	1,696,738.18	1,693,257.05	04/06/24
87	301880084	MF	Portage	IN	Actual/360	4.634%	6,193.53	2,818.49	0.00	N/A	05/06/25	--	1,552,112.57	1,549,294.08	04/06/24
Totals							3,193,877.72	1,247,252.56	0.00				810,291,619.11	809,044,366.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,913,069.51	0.00	--	--	--	0.00	0.00	0.00	0.00	733,648.59	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	31,240,679.00	24,611,714.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,826,297.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,605,776.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,386,577.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,049,678.69	1,263,888.36	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	1,852,259.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,835,384.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,817,731.00	1,246,754.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,392,543.83	0.00	--	--	--	0.00	100,351.35	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,639,995.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,296,544.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,363,817.60	740,825.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,067,356.16	752,614.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,193,146.00	907,888.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,483,756.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,159,028.08	862,319.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,306,580.00	1,326,135.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,307,827.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,416,356.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	895,476.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,085,720.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,842,055.92	1,368,420.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,280,627.00	980,687.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,148,349.88	851,599.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	956,148.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,018,741.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,128,438.08	0.00	--	--	--	0.00	0.00	0.00	0.00	18.45	0.00
41	1,354,247.17	1,303,466.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	990,868.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	888,176.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	702,865.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	548,447.10	340,616.56	01/01/23	09/30/23	--	0.00	0.00	35,772.86	35,772.86	0.00	0.00
47	767,802.23	714,433.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1,413,710.95	1,600,666.77	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	403,973.90	546,178.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	439,553.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	464,488.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	446,604.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	563,892.07	546,990.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	418,334.08	329,211.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	696,770.90	576,781.34	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	114.60	0.00
69	300,454.40	225,340.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	322,110.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	416,740.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	348,565.93	0.00	--	--	--	0.00	0.00	0.00	0.00	486.78	0.00
76	347,635.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	300,155.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
78	169,433.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	469,726.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	326,392.04	0.00	--	--	--	0.00	0.00	0.00	0.00	407.31	0.00
81	278,064.68	69,434.67	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
82	287,356.68	215,518.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	252,001.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	333,810.69	249,805.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
86	193,757.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	115,655,750.50	41,931,442.44				0.00	100,351.35	35,772.86	35,772.86	734,675.73	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.577140%	4.554166%	17
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.577388%	4.554411%	18
02/16/24	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	1,983,671.61	4.577666%	4.554685%	19
01/18/24	0	0.00	0	0.00	1	4,567,419.35	1	4,567,419.35	0	0.00	0	0.00	0	0.00	1	2,625,873.96	4.578368%	4.554045%	20
12/15/23	0	0.00	0	0.00	2	10,360,654.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.578114%	4.551834%	21
11/17/23	0	0.00	0	0.00	2	10,382,659.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.578367%	4.552082%	22
10/17/23	0	0.00	0	0.00	2	10,403,262.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.578602%	4.552313%	23
09/15/23	0	0.00	0	0.00	2	10,425,105.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.578852%	4.552557%	24
08/17/23	0	0.00	0	0.00	2	10,445,542.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.579084%	4.552784%	25
07/17/23	0	0.00	0	0.00	2	10,465,899.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.579314%	4.553010%	26
06/16/23	0	0.00	0	0.00	2	10,487,504.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.579558%	4.553249%	27
05/17/23	0	0.00	0	0.00	2	10,507,697.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.579785%	4.553471%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
46	625100202	03/05/24	0	B	35,772.86	35,772.86	0.00	5,850,514.97
Totals					35,772.86	35,772.86	0.00	5,850,514.97

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		3,757,004	3,757,004	0		0
13 - 24 Months		805,287,363	805,287,363	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	809,044,367	809,044,367	0	0	0	0
Mar-24	810,291,619	810,291,619	0	0	0	0
Feb-24	811,710,586	811,710,586	0	0	0	0
Jan-24	817,514,262	812,946,843	0	0	4,567,419	0
Dec-23	824,538,659	814,178,004	0	0	10,360,655	0
Nov-23	825,875,680	815,493,021	0	0	10,382,659	0
Oct-23	827,116,947	816,713,684	0	0	10,403,263	0
Sep-23	828,443,688	818,018,582	0	0	10,425,106	0
Aug-23	829,674,376	819,228,833	0	0	10,445,543	0
Jul-23	830,899,995	820,434,095	0	0	10,465,900	0
Jun-23	832,211,654	821,724,149	0	0	10,487,505	0
May-23	833,426,821	822,919,124	0	0	10,507,697	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	625100196	0.00	5.05000%	0.00	5.05000%	10	06/24/20	06/05/20	09/11/20
45	305000045	0.00	5.00000%	0.00	5.00000%	10	08/18/20	08/06/20	09/11/20
68	305000068	4,081,195.35	5.50000%	4,081,195.35 5.50000%		10	06/05/20	06/05/20	07/13/20
Totals		4,081,195.35		4,081,195.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
48	305000048 01/18/24	5,784,496.22	4,000,000.00	3,590,649.29	952,743.17	3,590,649.29	2,637,906.12	3,146,590.10	0.00	0.00	3,146,590.10	46.27%
56	305000056 02/16/24	4,567,419.35	2,900,000.00	2,600,000.00	607,554.02	2,600,000.00	1,992,445.98	2,574,973.37	0.00	0.00	2,574,973.37	49.04%
73	623100241 10/19/20	2,867,270.47	4,000,000.00	1,382,523.34	131,889.54	1,382,523.34	1,250,633.80	1,616,636.67	0.00	(52,430.46)	1,669,067.13	55.63%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,219,186.04	10,900,000.00	7,573,172.63	1,692,186.73	7,573,172.63	5,880,985.90	7,338,200.14	0.00	(52,430.46)	7,390,630.60

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
48	305000048	01/18/24	0.00	0.00	3,146,590.10	0.00	0.00	3,146,590.10	0.00	0.00	3,146,590.10
56	305000056	02/16/24	0.00	0.00	2,574,973.37	0.00	0.00	2,574,973.37	0.00	0.00	2,574,973.37
73	623100241	08/17/21	0.00	0.00	1,669,067.13	0.00	0.00	5,193.90	0.00	0.00	1,669,067.13
		06/17/21	0.00	0.00	1,663,873.23	0.00	0.00	664.72	0.00	0.00
		05/17/21	0.00	0.00	1,663,208.51	0.00	0.00	4,000.00	0.00	0.00
		03/17/21	0.00	0.00	1,659,208.51	0.00	0.00	11,600.11	0.00	0.00
		01/15/21	0.00	0.00	1,647,608.40	0.00	0.00	13,751.14	0.00	0.00
		12/17/20	0.00	0.00	1,633,857.26	0.00	0.00	17,220.59	0.00	0.00
		10/19/20	0.00	0.00	1,616,636.67	0.00	0.00	1,616,636.67	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,390,630.60	0.00	0.00	7,390,630.60	0.00	0.00	7,390,630.60

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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